Share-based payments - Amounts of shares granted and accrued under each plan (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Granted	$ 1,279	$ 1,079	$ 814
Accrued	1,143	1,055	667
Shares assigned in December 2021
Share-based payments
Accrued		96	252
Shares forfeited		72
Shares assigned in April 2022
Share-based payments
Granted			500
Accrued	33	150	317
Shares assigned in December 2022
Share-based payments
Granted			314
Accrued	31	184	$ 98
Shares assigned in April 2023
Share-based payments
Granted		739
Accrued	216	474
Shares assigned in November 2023
Share-based payments
Granted		340
Accrued	160	$ 151
Shares assigned in August 2024
Share-based payments
Granted	1,279
Accrued	$ 703